UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2007

Item 1:	Schedule of Investments

Vanguard Precious Metals and Mining Fund Schedule of Investments October 31, 2007
	Shares	Market Value ($000)

Common Stocks (98.1%)

Australia (9.7%)
^1 Sims Group Ltd.	6,300,000	166,428
BlueScope Steel Ltd.	13,300,000	132,657
^1 Iluka Resources Ltd.	17,150,000	70,179
^1 Centennial Coal Co., Ltd.	15,775,000	63,605
*^1 St. Barbara Ltd.	44,000,000	31,124
Consolidated Minerals Ltd.	1,500,000	6,877
* Tanami Gold NL	18,170,000	1,983
* Magnesium International Ltd.	1,678,671	105
* Remote and Rural Communications Ltd.	15,955	0

		472,958

Canada (20.7%)
1 Aber Diamond Corp.	6,875,000	302,321
Barrick Gold Corp.	6,200,000	275,658
*1 Centerra Gold Inc.	14,165,000	180,689
Sherritt International Corp.	6,675,000	124,363
Yamana Gold, Inc.	7,822,500	117,494
*1 Claude Resources, Inc.	5,150,000	8,652
* Arizona Star Resource Corp.	200,000	3,836

		1,013,013

France (11.2%)
Eramet SLN	776,773	347,982
Imerys SA	2,060,000	200,696

		548,678

Germany (2.9%)
K+S AG	680,000	142,559

Indonesia (0.4%)
PT International Nickel Indonesia Tbk	2,250,000	22,582

Norway (1.9%)
Norsk Hydro ASA	6,200,000	91,149

Papua New Guinea (0.1%)
* Bougainville Copper Ltd.	2,000,000	3,051

Peru (2.0%)
Compania de Minas Buenaventura S.A.u. ADR	1,700,000	97,597

	-
South Africa (14.8%)
* Impala Platinum Holdings Ltd. ADR	9,400,000	355,077
Anglo Platinum Ltd. ADR	1,550,000	266,912
Northam Platinum Ltd.	9,600,000	67,417
Gold Fields Ltd. ADR	1,900,000	34,333

		723,739

United Kingdom (18.5%)
Lonmin PLC	6,369,413	457,660
Johnson Matthey PLC	7,750,000	288,490
*^ Peter Hambro Mining PLC	3,567,368	104,360
* Gem Diamond Ltd.	1,371,428	31,377
Hochschild Mining PLC	1,050,000	10,251
* Kenmare Resources PLC	4,550,000	5,858
* Mwana Africa PLC	3,180,219	3,186
* Zambezi Resources Ltd.	4,895,833	2,328

		903,510

United States (15.9%)
CONSOL Energy, Inc.	3,230,000	182,495
Peabody Energy Corp.	3,200,000	178,400
FMC Corp.	2,350,000	135,125
1 Minerals Technologies, Inc.	1,336,514	93,850
Schnitzer Steel Industries, Inc. Class A	1,400,000	92,498
1 AMCOL International Corp.	2,000,000	80,680
Arch Coal, Inc.	300,000	12,300

		775,348

Total Common Stocks
(Cost $2,599,066)		4,794,184

Precious Metals (0.1%)

Platinum Bullion (In Ounces)
(Cost $1,213)	2,009	2,892

Temporary Cash Investment (4.6%)
2 Vanguard Market Liquidity Fund
(Cost $224,216)	223,003,380	223,004

Total Investments (102.7%)
(Cost $2,823,282)		5,020,080

Other Assets and Liabilities - Net (-2.7%)		(132,280)

Net Assets (100%)		4,887,800

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2007, the cost of investment securities for tax purposes was $2,853,214,000. Net unrealized appreciation of investment securities for tax purposes was $2,166,866,000, consisting of unrealized gains of $2,184,509,000 on securities that had risen in value since their purchase and $17,643,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	January 31, 2007 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	October 31, 2007 Market Value ($000)
Aber Diamond Corp.	217,068	47,970	6	3,897	302,321
AMCOL International Corp.	n/a1	42,271	-	606	80,680
Centennial Coal Co., Ltd.	34,777	-	-	884	63,605
Centerra Gold Inc.	143,974	14,591	-	-	180,689
Claude Resources, Inc.	n/a1	3,404	-	-	8,652
Iluka Resources Ltd.	83,373	-	-	3,192	70,179
Minerals Technologies, Inc.	69,142	11,689	2,690	192	93,850
Sims Group Ltd.	n/a1	10,199	-	6,153	166,428
St. Barbara Ltd.	n/a1	10,809	-	-	31,124

	548,334			14,924	997,528

1 At January 31, 2007, the issuer was not an affiliated company of the fund.

Vanguard Health Care Fund Schedule of Investments October 31, 2007
	Shares	Market Value ($000)

Common Stocks (92.6%)

United States (66.4%)

Biotechnology (8.8%)

* Amgen, Inc.	9,989,355	580,481
* Genzyme Corp.	6,719,340	510,468
* Genentech, Inc.	5,250,000	389,183
* Gilead Sciences, Inc.	5,799,696	267,888
* 1 OSI Pharmaceuticals, Inc.	3,680,000	152,978
* Cephalon, Inc.	1,902,000	140,253
* Millennium Pharmaceuticals, Inc.	11,141,300	131,690
* Vertex Pharmaceuticals, Inc.	3,109,400	100,558
* Biogen Idec Inc.	1,000,000	74,440
* Amylin Pharmaceuticals, Inc.	400,000	18,008
* Human Genome Sciences, Inc.	1,038,500	9,824

		2,375,771

Chemicals (0.9%)
Sigma-Aldrich Corp.	4,600,000	237,682

Food & Staples Retailing (1.5%)
Walgreen Co.	10,450,000	414,343

Health Care Equipment & Supplies (8.4%)
Medtronic, Inc.	12,814,900	607,939
Becton, Dickinson & Co.	6,400,000	534,144
* St. Jude Medical, Inc.	9,250,900	376,789
Baxter International, Inc.	5,300,000	318,053
Beckman Coulter, Inc.	2,776,600	196,639
* Hospira, Inc.	2,045,070	84,523
STERIS Corp.	850,000	24,684
DENTSPLY International Inc.	2,885,400	119,686

		2,262,457

Health Care Providers & Services (16.0%)
McKesson Corp.	14,200,000	938,620
Cardinal Health, Inc.	10,736,708	730,418
1 Owens & Minor, Inc. Holding Co.	2,100,000	85,134
Universal Health Services Class B	2,460,400	119,945
1 Health Management Associates Class A	15,756,900	104,153
Quest Diagnostics, Inc.	5,335,400	283,737
* Laboratory Corp. of America Holdings	2,767,360	190,256
* Humana Inc.	7,733,000	579,588
* WellPoint Inc.	3,802,400	301,264
UnitedHealth Group Inc.	6,100,000	299,815
CIGNA Corp.	5,500,000	288,695
* Coventry Health Care Inc.	4,050,000	244,256
* Health Net Inc.	3,000,000	160,830

		4,326,711

Heath Care Technology (1.7%)
* 1 Cerner Corp.	4,100,000	244,196
IMS Health, Inc.	8,547,400	215,480

		459,676

Household Products (0.5%)
Colgate-Palmolive Co.	1,400,000	106,778
Kimberly-Clark Corp.	576,300	40,854

		147,632

Insurance (0.1%)
Unum Group	1,056,300	24,654

Life Science Tools & Services (0.2%)
* 1 PAREXEL International Corp.	1,470,200	67,629

Machinery (0.4%)
Pall Corp.	2,404,600	96,352

Pharmaceuticals (27.9%)
Schering-Plough Corp.	54,570,000	1,665,476
Eli Lilly & Co.	23,629,900	1,279,559
* 1 Forest Laboratories, Inc.	28,825,800	1,126,224
Abbott Laboratories	14,100,000	770,142
Merck & Co., Inc.	9,791,200	570,435
Wyeth	10,644,400	517,637
Bristol-Myers Squibb Co.	15,100,000	452,849
Pfizer Inc.	13,911,570	342,364
Allergan, Inc.	4,200,000	283,836
Johnson & Johnson	3,300,000	215,061
1 Perrigo Co.	5,222,320	123,821
* Sepracor Inc.	3,750,000	103,275
* Watson Pharmaceuticals, Inc.	2,200,000	67,232
* Barr Pharmaceuticals Inc.	900,000	51,588

		7,569,499

Total United States		17,982,406

International (26.2%)

Belgium (0.7%)

UCB SA	3,223,593	189,423

Canada (0.1%)
* Axcan Pharma Inc.	874,900	18,014

Denmark (0.3%)
Novo Nordisk A/S B Shares	700,000	87,240

France (4.0%)
^ Sanofi-Aventis	11,439,415	1,006,256
Ipsen Promesses	1,300,000	74,165

		1,080,421

Germany (1.5%)
Bayer AG	4,594,656	383,571
Fresenius Medical Care AG	661,950	35,041

		418,612

Ireland (0.2%)
* Elan Corp. PLC ADR	1,820,000	43,316

Japan (9.5%)
Takeda Pharmaceutical Co. Ltd.	10,400,000	649,631
Astellas Pharma Inc.	14,565,700	646,592
Eisai Co., Ltd.	9,853,700	413,740
Daiichi Sankyo Co., Ltd.	13,538,300	385,002
Shionogi & Co., Ltd.	9,876,000	168,308
Chugai Pharmaceutical Co., Ltd.	8,834,500	153,033
Tanabe Seiyaku Co., Ltd.	6,850,000	78,927
Ono Pharmaceutical Co., Ltd.	1,113,000	57,470
Olympus Corp.	500,000	20,822
Terumo Corp.	300,000	14,683

		2,588,208

Switzerland (6.3%)
Roche Holdings AG	5,823,977	994,754
Novartis AG (Registered)	13,219,880	703,223

		1,697,977

United Kingdom (3.6%)
AstraZeneca Group PLC	14,781,500	727,917
AstraZeneca Group PLC ADR	3,496,672	171,687
GlaxoSmithKline PLC ADR	1,642,381	84,172

		983,776

Total International		7,106,987

Total Common Stocks
(Cost $15,252,191)		25,089,393

Temporary Cash Investments (7.4%)

Money Market Fund (0.0%)
2 Vanguard Market Liquidity Fund, 4.955%	4,968,740	4,969

	Face
	Amount
	($000)

Commercial Papers (1.5%)
General Electric Capital Corp.
5.370%, 11/29/07	210,000	209,212
General Electric Capital Corp.
4.663%, 12/20/07	200,000	198,740

		407,952

Repurchase Agreements (5.9%)
Banc of America Securities, LLC
4.930%, 11/01/07
(Dated 10/31/07, Repurchase Value $634,187,000, collateralized by
Federal National Mortgage Assn. 5.500%-6.500%, 12/1/35-10/1/37, and
Federal Home Loan Mortgage Corp. 5.000%-6.000%, 7/1/35-11/1/37)	634,100	634,100
Deutsche Bank Securities, Inc.
4.940%, 11/01/07
(Dated 10/31/07, Repurchase Value $892,422,000, collateralized by
Government National Mortgage Assn. 5.000%-7.000%, 2/15/26-8/15/37,
and Federal Home Loan Mortgage Corp. 4.500%-7.000%, 2/1/17-10/1/37)	892,300	892,300
Lehman Brothers Holdings, Inc.
4.940%, 11/01/07
(Dated 10/31/07, Repurchase Value $68,509,000, collateralized by
Federal National Mortgage Assn. 4.500%-7.500%, 8/1/22-10/1/37)	68,500	68,500

		1,594,900

Total Temporary Cash Investments
(Cost $2,007,743)		2,007,821

Total Investments (100.0%)
(Cost $17,259,934)		27,097,214

Other Assets and Liabilities - Net (0.0%)		7,890

Net Assets (100%)		27,105,104

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2007, the cost of investment securities for tax purposes was $17,259,934,000. Net unrealized appreciation of investment securities for tax purposes was $9,837,280,000, consisting of unrealized gains of $10,113,739,000 on securities that had risen in value since their purchase and $276,459,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

	Current Period Transactions
	January 31, 2007 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	October 31, 2007 Market Value ($000)

Cerner Corp.	188,706	-	5,889	-	244,196
Forest Laboratories, Inc.	1,122,284	388,422	16,365	-	1,126,224
Health Management Associates Class A	240,925	25,860	-	-	104,153
Humana Inc.	468,032	-	43,772	-	n/a1
McKesson Corp.	825,100	-	34,142	-	n/a1
OSI Pharmaceuticals, Inc.	n/a2	127,228	-	-	152,978
Owens & Minor, Inc. Holding Co.	73,590	-	3,791	-	85,134
PAREXEL International Corp.	51,424	-	4,524	-	67,629
Perrigo Co.	91,970	-	2,230	-	123,821

	3,062,031			-	1,904,135

1 At October 31, 2007, the security was still held but the issuer is no longer an affiliated company of the fund. 2 At January 31, 2007, the issuer was not an affiliated company of the fund.

Vanguard Energy Fund Schedule of Investments October 31, 2007
	Shares	Market Value ($000)

Common Stocks (92.4%)

United States (49.7%)

Energy Equipment & Services (14.2%)

Oil & Gas Drilling (4.3%)
GlobalSantaFe Corp.	3,222,503	261,119
* Transocean Inc.	2,002,031	238,982
* Nabors Industries, Inc.	1,949,500	54,742
Noble Corp.	292,572	15,492
Diamond Offshore Drilling, Inc.	111,267	12,599
ENSCO International, Inc.	226,614	12,575
Rowan Cos., Inc.	305,700	11,916
* Pride International, Inc.	163,500	6,033
Patterson-UTI Energy, Inc.	278,348	5,550
Oil & Gas Equipment & Services (9.9%)
Schlumberger Ltd.	5,007,664	483,590
* Weatherford International Ltd.	6,135,612	398,263
Baker Hughes, Inc.	3,385,911	293,626
Halliburton Co.	5,447,432	214,738
* Cameron International Corp.	142,754	13,899
* National Oilwell Varco Inc.	155,856	11,415
* Grant Prideco, Inc.	58,500	2,876
* Exterran Holdings, Inc.	800	67

		2,037,482

Gas Utilities (1.9%)
Equitable Resources, Inc.	2,783,200	156,750
Questar Corp.	1,954,300	111,551

		268,301

Oil, Gas & Consumable Fuels (33.6%)
Coal & Consumable Fuels (2.8%)
CONSOL Energy, Inc.	4,262,700	240,843
Peabody Energy Corp.	2,575,500	143,584
Massey Energy Co.	407,300	12,903
Arch Coal, Inc.	11,600	476
Integrated Oil & Gas (19.5%)
ExxonMobil Corp.	9,290,131	854,599
Chevron Corp.	5,991,135	548,249
ConocoPhillips Co.	6,415,509	545,062
Marathon Oil Corp.	6,760,991	399,777
Occidental Petroleum Corp.	4,467,901	308,509
Hess Corp.	2,152,989	154,176
Murphy Oil Corp.	198,500	14,616
Oil & Gas Exploration & Production (7.2%)
EOG Resources, Inc.	2,714,975	240,547
Noble Energy, Inc.	2,904,900	222,341
Devon Energy Corp.	1,831,176	171,032
* Newfield Exploration Co.	2,459,000	132,393
Cabot Oil & Gas Corp.	2,963,900	117,637
XTO Energy, Inc.	1,573,542	104,452
Anadarko Petroleum Corp.	339,260	20,023
Apache Corp.	164,770	17,105
* Denbury Resources, Inc.	85,500	4,839
Chesapeake Energy Corp.	73,618	2,906
Cimarex Energy Co.	57,300	2,321
Oil & Gas Refining & Marketing (3.7%)
Valero Energy Corp.	5,714,551	402,476
Sunoco, Inc.	1,662,059	122,328
Tesoro Corp.	97,652	5,911
Oil & Gas Storage & Transportation (0.4%)
Williams Cos., Inc.	1,397,682	51,001
Spectra Energy Corp.	106,968	2,779

		4,842,885

Total United States		7,148,668

International (42.7%)

Argentina (0.0%)
Tenaris SA ADR	76,600	4,121

Australia (5.7%)
^ BHP Billiton Ltd. ADR	7,518,900	656,099
Woodside Petroleum Ltd. ADR	3,251,400	160,863
Santos Ltd.	381,100	5,030

		821,992

Austria (0.9%)
OMV AG	1,730,974	129,967

Brazil (3.1%)
Petroleo Brasileiro SA ADR	4,178,700	399,609
Petroleo Brasileiro SA Pfd.	653,360	27,238
Petroleo Brasileiro SA	487,721	23,278

		450,125

Canada (10.5%)
Canadian Natural Resources Ltd. (New York Shares)	4,544,200	378,077
Suncor Energy, Inc. (New York Shares)	2,658,200	290,355
EnCana Corp. (New York Shares)	3,162,700	220,440
Petro-Canada (New York Shares)	3,256,700	187,684
Canadian Oil Sands Trust	4,221,175	155,057
Talisman Energy, Inc.	6,686,031	145,661
EnCana Corp.	333,939	23,367
Canadian Natural Resources Ltd.	199,039	16,553
Nexen Inc.	482,200	16,329
Suncor Energy, Inc.	146,876	16,085
Petro-Canada	259,850	14,992
* WesternZagros Resources	3,845,535	14,655
TransCanada Corp.	287,696	12,237
Imperial Oil Ltd.	106,317	5,790
Canadian Oil Sands Trust (New York Shares)	143,600	5,275
Cameco Corp.	63,810	3,144
* WesternZagross Resources Warrants Exp. 1/18/08	384,553	448

		1,506,149

China (0.3%)
China Petroleum & Chemical Corp.	12,766,000	20,326
PetroChina Co. Ltd.	6,252,000	16,142
Yanzhou Coal Mining Co. Ltd. H Shares	4,289,800	9,247

		45,715

Denmark (0.0%)
Dampskibsselskabet Torm A/S	8,200	344

France (3.7%)
Total SA ADR	5,951,400	479,742
Total SA	482,693	38,951
Technip SA	144,816	13,017

		531,710

Hong Kong (0.1%)
CNOOC Ltd.	6,189,717	13,377

India (0.1%)
1 Oil & Natural Gas Corp., Ltd. Warrants Exp. 7/14/08	351,450	11,139

Italy (2.4%)
Eni SpA ADR	4,217,650	308,226
Eni SpA	961,352	35,102
		343,328

Netherlands (0.9%)
Fugro NV	1,469,384	129,161

Norway (1.6%)
Statoil ASA ADR	6,419,600	218,780
Statoil ASA	399,060	13,595
		232,375

Russia (3.9%)
OAO Gazprom-Sponsored ADR	6,157,172	307,829
LUKOIL ADR	2,767,800	253,986
		561,815

South Africa (0.2%)
Sasol Ltd.	422,974	21,617

Spain (0.1%)
Repsol YPF SA	266,669	10,535

United Kingdom (9.2%)
BG Group PLC	18,716,446	347,019
Royal Dutch Shell PLC ADR Class B	3,826,426	333,856
BP PLC ADR	4,012,500	312,935
Royal Dutch Shell PLC ADR Class A	2,701,900	236,443
BP PLC	3,712,578	48,301
Royal Dutch Shell PLC Class A	524,834	23,019
Royal Dutch Shell PLC Class B	439,038	19,155
Royal Dutch Shell PLC Class A (Amsterdam Shares)	117,600	5,160

		1,325,888

Total International		6,139,358

Total Common Stocks
(Cost $5,563,556)		13,288,026

Temporary Cash Investments (8.1%)

Money Market Fund (2.6%)
[2] Vanguard Market Liquidity Fund, 4.955%	379,846,475	379,846

	Face
	Amount
	($000)

Repurchase Agreement (5.4%)
Deutsche Bank Securities, Inc.
4.940%, 11/1/07
(Dated 10/31/07, Repurchase Value $772,906,000, collateralized by
Federal Home Loan Mortgage Corp. 5.000%-7.000%, 5/1/18-11/1/37 and
Government National Mortgage Assn. 5.500%-7.000%, 12/15/23-10/15/37)	772,800	772,800

U.S. Agency Obligations (0.1%)
[3] Federal Home Loan Bank
[4] 4.548%, 2/1/08	9,500	9,392
[4] 4.736%, 2/22/08	5,000	4,930
[3] Federal National Mortgage Assn.
[4] 4.596%, 1/2/08	5,000	4,961
		19,283

Total Temporary Cash Investments
(Cost $1,171,926)		1,171,929

Total Investments (100.5%)
(Cost $6,735,482)		14,459,955

Other Assets and Liabilities-Net (-0.5%)		(65,373)

Net Assets (100%)		14,394,582

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the value of this security represented 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $19,283,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.

These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2007, the cost of investment securities for tax purposes was $6,735,482,000. Net unrealized appreciation of investment securities for tax purposes was $7,724,473,000, consisting of unrealized gains of $7,725,404,000 on securities that had risen in value since their purchase and $931,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 94.6% and 5.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	2,454	190,786	4,553
S&P 500 Index	354	137,609	5,577

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard REIT Index Fund Schedule of Investments October 31, 2007
	Shares	Market Value ($000)

Real Estate Investment Trusts (98.0%)

Diversified REITs (7.9%)
Vornado Realty Trust REIT	4,495,037	502,186
Liberty Property Trust REIT	3,024,320	113,775
Washington REIT	1,481,659	52,184
Colonial Properties Trust REIT	1,452,389	45,503
Cousins Properties, Inc. REIT	1,283,409	36,949
PS Business Parks, Inc. REIT	526,067	30,670
Investors Real Estate Trust REIT	1,799,453	19,524
CapLease, Inc. REIT	1,430,592	13,390

		814,181

Industrial REITs (9.6%)
ProLogis REIT	8,438,946	605,410
AMB Property Corp. REIT	3,276,413	214,114
First Industrial Realty Trust REIT	1,492,993	60,839
DCT Industrial Trust Inc. REIT	5,538,831	59,432
EastGroup Properties, Inc. REIT	781,100	37,243
First Potomac REIT	796,204	16,641

		993,679

Office REITs (16.5%)
Boston Properties, Inc. REIT	3,913,752	424,016
SL Green Realty Corp. REIT	1,953,961	235,765
Duke Realty Corp. REIT	4,733,996	152,198
Alexandria Real Estate Equities, Inc. REIT	1,038,452	107,106
Mack-Cali Realty Corp. REIT	2,233,635	88,430
Digital Realty Trust, Inc. REIT	2,006,179	88,252
Douglas Emmett, Inc. REIT	3,025,759	79,608
Brandywine Realty Trust REIT	2,719,564	70,355
Kilroy Realty Corp. REIT	1,075,369	69,942
HRPT Properties Trust REIT	7,365,073	69,158
Highwood Properties, Inc. REIT	1,777,328	63,913
Corporate Office Properties Trust, Inc. REIT	1,470,847	60,790
BioMed Realty Trust, Inc. REIT	2,152,959	51,434
Lexington Realty Trust REIT	2,067,607	40,918
Maguire Properties, Inc. REIT	1,236,702	33,700
American Financial Realty Trust REIT	4,284,311	28,876
^ Franklin Street Properties Corp. REIT	1,629,058	26,472
Parkway Properties Inc. REIT	522,583	22,471

		1,713,404

Residential REITs (14.9%)
Equity Residential REIT	9,562,074	399,503
Avalonbay Communities, Inc. REIT	2,619,380	321,267
Apartment Investment & Management Co. Class A REIT	3,195,134	149,309
Camden Property Trust REIT	1,868,720	116,515
UDR, Inc. REIT	4,468,476	106,082
Essex Property Trust, Inc. REIT	819,896	101,200
BRE Properties Inc. Class A REIT	1,667,148	91,360
Post Properties, Inc. REIT	1,435,389	58,851
Home Properties, Inc. REIT	1,093,416	56,223
Mid-America Apartment Communities, Inc. REIT	795,255	41,353
Equity Lifestyle Properties, Inc. REIT	759,832	38,174
American Campus Communities, Inc. REIT	890,758	25,333
^ Sun Communities, Inc. REIT	570,913	17,413
Education Realty Trust, Inc. REIT	920,397	11,910
GMH Communities Trust REIT	1,299,388	9,589

		1,544,082

Retail REITs (28.6%)
Simon Property Group, Inc. REIT	7,346,289	764,822
General Growth Properties Inc. REIT	7,254,284	394,343
Kimco Realty Corp. REIT	7,459,367	309,713
Developers Diversified Realty Corp. REIT	4,109,258	207,107
The Macerich Co. REIT	2,357,215	202,037
Federal Realty Investment Trust REIT	1,853,366	163,504
Regency Centers Corp. REIT	2,284,989	163,331
Taubman Co. REIT	1,762,835	103,778
Realty Income Corp. REIT	3,322,423	98,144
Weingarten Realty Investors REIT	2,558,365	97,883
CBL & Associates Properties, Inc. REIT	2,050,538	67,893
^ National Retail Properties REIT	2,338,376	59,278
Pennsylvania REIT	1,220,612	46,566
Tanger Factory Outlet Centers, Inc. REIT	1,029,001	43,341
Equity One, Inc. REIT	1,213,988	31,782
Inland Real Estate Corp. REIT	2,037,297	30,356
Glimcher Realty Trust REIT	1,220,360	27,092
* Alexander's, Inc. REIT	66,307	26,652
Acadia Realty Trust REIT	1,003,810	26,601
Saul Centers, Inc. REIT	346,798	19,011
Cedar Shopping Centers, Inc. REIT	1,453,144	18,673
Kite Realty Group Trust REIT	949,805	17,210
Ramco-Gershenson Properties Trust REIT	590,508	16,894
Getty Realty Holding Corp. REIT	570,059	16,207
Urstadt Biddle Properties Class A REIT	594,186	9,875
Urstadt Biddle Properties REIT	26,988	470

		2,962,563

Specialized REITs (20.5%)
Host Hotels & Resorts Inc. REIT	17,169,270	380,471
Public Storage, Inc. REIT	4,205,170	340,493
HCP, Inc. REIT	6,775,555	230,640
Ventas, Inc. REIT	4,374,072	187,604
Hospitality Properties Trust REIT	3,087,044	122,247
Health Care Inc. REIT	2,648,061	117,283
Nationwide Health Properties, Inc. REIT	2,935,006	91,631
Senior Housing Properties Trust REIT	2,750,896	61,675
Sunstone Hotel Investors, Inc. REIT	2,053,898	57,119
DiamondRock Hospitality Co. REIT	2,953,999	56,599
LaSalle Hotel Properties REIT	1,319,092	54,505
Strategic Hotels and Resorts, Inc. REIT	2,445,601	53,412
Entertainment Properties Trust REIT	923,686	50,683
Healthcare Realty Trust Inc. REIT	1,573,111	41,593
FelCor Lodging Trust, Inc. REIT	1,949,533	40,823
Ashford Hospitality Trust REIT	3,830,996	37,697
Omega Healthcare Investors, Inc. REIT	2,211,525	36,999
Sovran Self Storage, Inc. REIT	677,013	32,029
Extra Space Storage Inc. REIT	2,011,602	31,622
National Health Investors REIT	775,706	22,720
^ Medical Properties Trust Inc. REIT	1,630,409	21,407
U-Store-It Trust REIT	1,604,727	20,701
LTC Properties, Inc. REIT	622,782	15,781
Universal Health Realty Income REIT	368,692	13,631

		2,119,365

Total Real Estate Investment Trusts
(Cost $7,431,823)		10,147,274

Temporary Cash Investment (2.2%)

1 Vanguard Market Liquidity Fund, 4.955%
(Cost $223,791)	223,790,699	223,791

Total Investments (100.2%)
(Cost $7,655,614)		10,371,065

Other Assets and Liabilities-Net (-0.2%)		(18,336)

Net Assets (100%)		10,352,729

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At October 31, 2007, the cost of investment securities for tax purposes was $7,620,426,000; this cost reflects management’s estimate of return of capital distributions received from REITs. Net unrealized appreciation of investment securities for tax purposes was $2,750,639,000, consisting of unrealized gains of $2,866,312,000 on securities that had risen in value since their purchase and $115,673,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Growth Fund Schedule of Investments October 31, 2007
	Shares	Market Value ($000)

Common Stocks (98.4%)

Consumer Discretionary (13.0%)
NIKE, Inc. Class B	441,400	29,247
McDonald's Corp.	447,800	26,734
Staples, Inc.	1,009,400	23,559
Toyota Motor Corp. ADR	160,100	18,322
Home Depot, Inc.	520,600	16,404
The Walt Disney Co.	455,500	15,774
Carnival Corp.	261,700	12,556
H & R Block, Inc.	557,300	12,149
CBS Corp.	390,900	11,219

		165,964

Consumer Staples (16.0%)
PepsiCo, Inc.	483,200	35,621
The Procter & Gamble Co.	470,100	32,681
Wal-Mart Stores, Inc.	660,900	29,879
The Coca-Cola Co.	363,800	22,468
Kimberly-Clark Corp.	301,200	21,352
Altria Group, Inc.	227,300	16,577
Anheuser-Busch Cos., Inc.	323,100	16,569
Sysco Corp.	482,200	16,535
General Mills, Inc.	215,100	12,418

		204,100

Energy (12.4%)
ExxonMobil Corp.	503,400	46,308
Total SA ADR	529,500	42,683
Chevron Corp.	409,400	37,464
ConocoPhillips Co.	370,300	31,461

		157,916

Financials (10.8%)
American International Group, Inc.	476,700	30,089
State Street Corp.	302,700	24,146
Prudential Financial, Inc.	247,400	23,929
ACE Ltd.	374,600	22,705
Bank of America Corp.	396,200	19,129
Citigroup, Inc.	434,100	18,189

		138,187

Health Care (15.8%)
Medtronic, Inc.	666,600	31,624
Cardinal Health, Inc.	462,800	31,484
Eli Lilly & Co.	536,100	29,030
Schering-Plough Corp.	768,600	23,458
Abbott Laboratories	425,700	23,252
Johnson & Johnson	341,800	22,275
Wyeth	435,600	21,183
AstraZeneca Group PLC ADR	380,700	18,692

		200,998

Industrials (15.6%)
General Electric Co.	718,400	29,569
United Parcel Service, Inc.	362,700	27,239
General Dynamics Corp.	237,800	21,630
Caterpillar, Inc.	284,000	21,189
Emerson Electric Co.	393,200	20,553
United Technologies Corp.	242,200	18,550
Lockheed Martin Corp.	157,600	17,342
Illinois Tool Works, Inc.	298,000	17,063
Honeywell International Inc.	217,400	13,133
The Boeing Co.	130,800	12,896

		199,164

Information Technology (11.6%)
Automatic Data Processing, Inc.	793,200	39,311
Microsoft Corp.	821,600	30,243
Paychex, Inc.	615,900	25,732
International Business Machines Corp.	218,300	25,349
Nokia Corp. ADR	371,000	14,736
Linear Technology Corp.	375,100	12,386

		147,757

Materials (1.7%)
Praxair, Inc.	256,200	21,900

Telecommunication Services (1.5%)
AT&T Inc.	467,500	19,537

Total Common Stocks
(Cost $962,268)	1,255,523

	Face
	Amount
	($000)

Temporary Cash Investment (1.7%)

Repurchase Agreement
J.P. Morgan Securities Inc.
4.960%, 11/1/07
(Dated 10/31/07, Repurchase Value $22,303,000 collateralized by Federal National Mortgage Assn. 6.000%, 12/1/36-8/1/37)
(Cost $22,300)	22,300	22,300

Total Investments (100.1%)
(Cost $984,568)		1,277,823

Other Assets and Liabilities - Net (-0.1%)		(1,853)

Net Assets (100%)		1,275,970

ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2007, the cost of investment securities for tax purposes was $984,568,000. Net unrealized appreciation of investment securities for tax purposes was $293,255,000, consisting of unrealized gains of $304,144,000 on securities that had risen in value since their purchase and $10,889,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund Schedule of Investments October 31, 2007
	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (10.7%)
McDonald's Corp.	211,685	12,638
Home Depot, Inc.	292,465	9,216
Target Corp.	136,196	8,357
Lowe's Cos., Inc.	242,372	6,517
Johnson Controls, Inc.	92,150	4,029
The McGraw-Hill Cos., Inc.	60,369	3,021
Harley-Davidson, Inc.	43,572	2,244
TJX Cos., Inc.	73,790	2,135
VF Corp.	20,764	1,809
Gannett Co., Inc.	41,048	1,741
Genuine Parts Co.	29,123	1,429
Nordstrom, Inc.	34,724	1,370
Sherwin-Williams Co.	21,390	1,367
The Stanley Works	12,301	708
Family Dollar Stores, Inc.	23,428	594
Ross Stores, Inc.	21,459	580
Meredith Corp.	6,230	388
John Wiley & Sons Class A	8,323	366
Polaris Industries, Inc.	6,583	324
Applebee's International, Inc.	12,353	313
Leggett & Platt, Inc.	15,753	306
Wolverine World Wide, Inc.	9,230	237
Matthews International Corp.	5,141	234
Media General, Inc. Class A	3,771	106
Courier Corp.	2,151	81
Haverty Furniture Cos., Inc.	3,032	26
Harte-Hanks, Inc.	696	12
Talbots Inc.	547	8

		60,156

Consumer Staples (22.5%)
The Coca-Cola Co.	395,604	24,432
The Procter & Gamble Co.	331,951	23,077
Wal-Mart Stores, Inc.	452,150	20,442
PepsiCo, Inc.	265,410	19,566
Walgreen Co.	169,194	6,709
Colgate-Palmolive Co.	83,985	6,405
Anheuser-Busch Cos., Inc.	124,438	6,381
Archer-Daniels-Midland Co.	112,166	4,013
Sysco Corp.	111,489	3,823
Avon Products, Inc.	71,909	2,947
Wm. Wrigley Jr. Co.	37,121	2,289
The Clorox Co.	25,125	1,572
SuperValu Inc.	33,147	1,284
The Hershey Co.	22,112	953
Brown-Forman Corp. Class B	11,370	841
Hormel Foods Corp.	23,044	841
McCormick & Co., Inc.	19,706	690
Church & Dwight, Inc.	10,377	491
Lancaster Colony Corp.	5,234	210
Tootsie Roll Industries, Inc.	6,335	163

		127,129

Energy (9.9%)
Chevron Corp.	301,052	27,549
ExxonMobil Corp.	294,159	27,060
Holly Corp.	8,966	563
Helmerich & Payne, Inc.	16,439	520

		55,692

Financials (18.2%)
American International Group, Inc.	315,073	19,887
Freddie Mac	122,527	6,400
The Allstate Corp.	106,952	5,604
Lehman Brothers Holdings, Inc.	85,720	5,430
Franklin Resources Corp.	39,898	5,174
The Hartford Financial Services Group Inc.	52,811	5,124
AFLAC Inc.	80,778	5,071
State Street Corp.	63,418	5,059
The Chubb Corp.	69,868	3,727
SLM Corp.	72,748	3,431
Lincoln National Corp.	46,690	2,912
Northern Trust Corp.	36,764	2,765
T. Rowe Price Group Inc.	40,817	2,622
Progressive Corp. of Ohio	129,302	2,392
Marshall & Ilsley Corp.	45,130	1,927
M & T Bank Corp.	18,865	1,877
Legg Mason Inc.	20,135	1,670
Synovus Financial Corp.	53,020	1,398
Commerce Bancorp, Inc.	33,528	1,366
Eaton Vance Corp.	20,546	1,028
SEI Investments Co.	32,227	1,019
MBIA, Inc.	23,026	991
Nuveen Investments, Inc. Class A	13,898	901
People's United Financial Inc.	49,009	871
Transatlantic Holdings, Inc.	11,001	820
Forest City Enterprise Class A	12,273	699
Brown & Brown, Inc.	23,610	595
HCC Insurance Holdings, Inc.	19,699	589
Erie Indemnity Co. Class A	10,220	581
Cullen/Frost Bankers, Inc.	10,566	562
Commerce Bancshares, Inc.	11,781	556
City National Corp.	8,035	543
Ambac Financial Group, Inc.	14,490	534
Protective Life Corp.	11,437	490
Bank of Hawaii Corp.	8,729	464
Wesco Financial Corp.	1,133	451
Old Republic International Corp.	27,108	416
Webster Financial Corp.	9,211	334
Chittenden Corp.	8,410	299
UMB Financial Corp.	7,118	299
Trustmark Corp.	11,052	298
The South Financial Group, Inc.	13,153	272
Colonial BancGroup, Inc.	14,005	269
Hilb, Rogal and Hamilton Co.	6,083	268
Alabama National BanCorporation	3,381	266
Westamerica Bancorporation	5,272	253
Alfa Corp.	13,640	248
R.L.I. Corp.	4,232	246
United Bankshares, Inc.	7,930	240
State Auto Financial Corp.	7,403	204
Midland Co.	3,060	195
Glacier Bancorp, Inc.	9,122	186
CVB Financial Corp.	14,966	175
Pacific Capital Bancorp	8,298	172
Harleysville Group, Inc.	5,447	170
Sterling Bancshares, Inc.	13,149	160
First Financial Bankshares, Inc.	3,596	140
Community Banks, Inc.	4,420	134
BancFirst Corp.	2,920	133
IBERIABANK Corp.	2,012	100
Sterling Financial Corp. (PA)	5,265	97
Anchor Bancorp Wisconsin Inc.	3,683	91
^ Capital City Bank Group, Inc.	3,192	90
First Source Corp.	4,199	81
Sandy Spring Bancorp, Inc.	2,651	79
Community Trust Bancorp Inc.	2,677	78
First Financial Corp. (IN)	2,514	77
West Coast Bancorp	2,732	74
First Busey Corp.	3,563	74
Banner Corp.	2,222	72
Simmons First National Corp.	2,552	69
Renasant Corp.	2,905	68
First Financial Holdings, Inc.	2,296	66
Old Second Bancorp, Inc.	2,323	66
First Community Bancshares, Inc.	1,889	65
S.Y. Bancorp, Inc.	2,563	65
First State Bancorporation	3,780	64
Flushing Financial Corp.	3,529	60
Heartland Financial USA, Inc.	2,905	58
Washington Trust Bancorp, Inc.	2,311	58
^ Seacoast Banking Corp. of Florida	3,359	49
Peoples Bancorp, Inc.	1,913	48
Southwest Bancorp, Inc.	2,491	47
Horizon Financial Corp.	2,154	37
Irwin Financial Corp.	330	3
BankAtlantic Bancorp, Inc. Class A	535	2

		102,645

Health Care (10.5%)
Johnson & Johnson	325,524	21,214
Abbott Laboratories	237,028	12,946
Medtronic, Inc.	195,290	9,265
Stryker Corp.	60,690	4,309
Cardinal Health, Inc.	61,556	4,188
Becton, Dickinson & Co.	38,587	3,220
C.R. Bard, Inc.	17,616	1,473
DENTSPLY International Inc.	24,806	1,029
Beckman Coulter, Inc.	9,852	698
Hillenbrand Industries, Inc.	10,431	576
West Pharmaceutical Services, Inc.	5,895	244
Meridian Bioscience Inc.	5,531	183

		59,345

Industrials (16.6%)
General Electric Co.	595,057	24,493
United Technologies Corp.	159,470	12,214
3M Co.	121,346	10,479
Caterpillar, Inc.	107,950	8,054
Emerson Electric Co.	133,722	6,990
General Dynamics Corp.	65,127	5,924
Illinois Tool Works, Inc.	93,207	5,337
Danaher Corp.	51,707	4,430
Parker Hannifin Corp.	28,237	2,269
Expeditors International of Washington, Inc.	34,766	1,761
Dover Corp.	35,158	1,617
Pitney Bowes, Inc.	36,024	1,442
W.W. Grainger, Inc.	13,180	1,185
Roper Industries Inc.	14,145	1,002
Avery Dennison Corp.	14,644	848
Harsco Corp.	13,170	798
Cintas Corp.	19,233	704
Pentair, Inc.	17,314	613
Donaldson Co., Inc.	13,599	583
Teleflex Inc.	6,461	473
Carlisle Co., Inc.	10,172	401
CLARCOR Inc.	8,523	311
Brady Corp. Class A	8,384	309
Nordson Corp.	5,567	298
Mine Safety Appliances Co.	5,845	268
^ Franklin Electric, Inc.	3,980	173
ABM Industries Inc.	7,283	171
McGrath RentCorp	4,314	148
Tennant Co.	3,044	144
A.O. Smith Corp.	3,692	138
Raven Industries, Inc.	2,912	126
Badger Meter, Inc.	2,340	90
Gorman-Rupp Co.	2,167	84
LSI Industries Inc.	3,751	71
HNI Corp.	445	19
NACCO Industries, Inc. Class A	152	16
Universal Forest Products, Inc.	171	6

		93,989

Information Technology (6.3%)
International Business Machines Corp.	218,523	25,375
Automatic Data Processing, Inc.	95,768	4,746
Paychex, Inc.	62,950	2,630
Linear Technology Corp.	49,423	1,632
Diebold, Inc.	11,510	482
Jack Henry & Associates Inc.	15,357	449

		35,314

Materials (3.6%)
Praxair, Inc.	51,429	4,396
Air Products & Chemicals, Inc.	34,532	3,379
Nucor Corp.	44,571	2,764
Ecolab, Inc.	43,648	2,059
Rohm & Haas Co.	36,867	1,913
Vulcan Materials Co.	14,145	1,210
Sigma-Aldrich Corp.	22,651	1,170
Martin Marietta Materials, Inc.	6,913	894
Albemarle Corp.	14,691	702
AptarGroup Inc.	11,062	494
Valspar Corp.	16,558	414
H.B. Fuller Co.	10,532	310
Sonoco Products Co.	8,685	269
Bemis Co., Inc.	9,284	261
Myers Industries, Inc.	5,392	114

		20,349

Telecommunication Services (0.1%)
CenturyTel, Inc.	18,985	836

Utilities (1.6%)
FPL Group, Inc.	65,500	4,481
Questar Corp.	30,282	1,729
MDU Resources Group, Inc.	30,648	863
Energen Corp.	12,578	805
Aqua America, Inc.	22,525	524
UGI Corp. Holding Co.	17,634	469
American States Water Co.	2,963	135
SJW Corp.	3,045	106
Southwest Water Co.	4,195	54

		9,166

Total Common Stocks
(Cost $530,100)		564,621

Temporary Cash Investment (0.1%)

[1] Vanguard Market Liquidity Fund, 4.955%
(Cost $577)	577,003	577

Total Investments (100.1%)
(Cost $530,677)		565,198

Other Assets and Liabilities-Net (-0.1%)		(636)

Net Assets (100%)		564,562

^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At October 31, 2007, the cost of investment securities for tax purposes was $530,677,000. Net unrealized appreciation of investment securities for tax purposes was $34,521,000, consisting of unrealized gains of $51,168,000 on securities that had risen in value since their purchase and $16,647,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 11, 2007

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 11, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.